SCHEDULE OF WARRANT ACTIVITY (Details) - Old Glory Holding Co [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares, outstanding beginning	1,367,670
Shares, outstanding ending		1,367,670
Warrant [Member]
Shares, outstanding beginning	1,953,718	1,066,000
Weighted average exercise price, outstanding beginning	$ 4.26	$ 1.14
Weighted average remaining contractual term, outstanding beginning	8 years 5 months 1 day	9 years 1 month 20 days	9 years
Aggregate intrinsic value, outstanding beginning	$ 5,353,449	$ 2,720,000
Shares, granted	495,739	1,273,718
Weighted average exercise price, granted	$ 7.00	$ 6.00
Shares, exercised		(386,000)
Weighted average exercise price, exercised		$ 1.00
Shares, forfeited or expired
Weighted average exercise price, forfeited or expired
Shares, outstanding ending	2,449,457	1,953,718	1,066,000
Weighted average exercise price, outstanding ending	$ 4.81	$ 4.26	$ 1.14
Aggregate intrinsic value, outstanding ending	$ 5,353,719	$ 5,353,449	$ 2,720,000
Shares, exercisable ending	2,379,298
Weighted average exercise price, exercisable ending	$ 4.77
Weighted average remaining contractual term, outstanding ending	8 years 4 months 24 days
Aggregate intrinsic value, exercisable ending	$ 5,363,104